Reverse Recapitalization (Details) - USD ($)			3 Months Ended	8 Months Ended	12 Months Ended
	Dec. 29, 2023	Dec. 28, 2023	Jan. 07, 2024	Jan. 07, 2024	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021	Apr. 26, 2020
Schedule of Reverse Recapitalization [Line Items]
Preferred stock, shares outstanding		11,089,695	0	0
Warrants outstanding (in shares)		354,436	28,797,500	28,797,500	483,649	131,006	186,797	186,797
Sale of private placement warrants (in shares)		354,436
Shares issued upon conversion (in shares)				5,000
Preferred stock, shares issued		11,089,695	0	0
Common stock, shares issued		17,422,009	39,931,785	39,931,785	11,422,476
Common stock, shares outstanding	39,918,036	17,422,009	39,931,785	39,931,785	11,422,476
Conversion ratio					1
Exercise price of warrant (in dollars per share)			$ 9.58	$ 9.58	$ 1.31	$ 4.49	$ 3.45	$ 3.45
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Transaction costs			$ 20,191,000	$ 24,317,000
Prepaid transaction costs			$ 450,000	450,000
Payments for transaction costs				$ 23,438,000
Adjustments to APIC, reverse recapitalization					$ 61,000
Oaktree Warrants
Schedule of Reverse Recapitalization [Line Items]
Sale of private placement warrants (in shares)	2,500,000
Exercise price of warrant (in dollars per share)	$ 0.01
Senior notes
Schedule of Reverse Recapitalization [Line Items]
Face amount	$ 90,000,000
Tranche 1 Loan | Senior notes
Schedule of Reverse Recapitalization [Line Items]
Shares issued upon conversion (in shares)	2,500,000
Face amount	$ 50,000,000
Exercise price of warrant (in dollars per share)	$ 0.01
Banyan Acquisition Corporation
Schedule of Reverse Recapitalization [Line Items]
Sale of private placement warrants (in shares)	23,985,000
Series I Investors
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding	2,721,400
Banyan Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding	3,697,203
Legacy Pinstripes Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding	33,449,433
Options vested and expected to vest (in shares)		2,722,593
Options exercisable (in shares)		5,032,434
Third Party
Schedule of Reverse Recapitalization [Line Items]
Transaction costs		$ 500,000
Legacy Pinstripes Common Stock
Schedule of Reverse Recapitalization [Line Items]
Shares issued (in shares)		11,089,695
Shares issued upon conversion (in shares)		500,000
Series I Convertible Preferred Stock And Convertible Preferred Stock, Settled For Unpaid Dividends | Series I Investors
Schedule of Reverse Recapitalization [Line Items]
Shares issued (in shares)		885,750
Series I Convertible Preferred Stock
Schedule of Reverse Recapitalization [Line Items]
Preferred stock, shares outstanding		850,648
Convertible Preferred Stock, Settled For Unpaid Dividends
Schedule of Reverse Recapitalization [Line Items]
Preferred stock, shares outstanding		35,102
Class A common stock
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued			39,391,785	39,391,785
Common stock, shares outstanding			39,391,785	39,391,785
Common stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Class A common stock | Scenario 1
Schedule of Reverse Recapitalization [Line Items]
Shares issued (in shares)		32,206,458
Conversion ratio		1.8486
Class A common stock | Scenario 2
Schedule of Reverse Recapitalization [Line Items]
Shares issued (in shares)		2,214,375
Conversion ratio		2.5
Class A common stock | Banyan Acquisition Corporation
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued	1,485,000	3,665,000
Common stock, shares outstanding	1,485,000	3,665,000
Shares forfeited (in shares)		2,768,750
Class A common stock | Banyan Acquisition Corporation
Schedule of Reverse Recapitalization [Line Items]
Conversion ratio		2.5
Class A common stock | Series I Investors
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued		507,025
Class A common stock | Banyan Redeemable Class A Common Stock Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued		32,203
Class A common stock | Legacy Pinstripes Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued		1,242,975
Class A common stock | Certain Investors, Banyan
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued		1,018,750
New Pinstripes Common Stock | Banyan Class A Common Stock Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued		3,665,000
New Pinstripes Common Stock | Third Party
Schedule of Reverse Recapitalization [Line Items]
Issuance of common stock as payment for Legacy Pinstripes transaction costs incurred in connection with the reverse recapitalization (in shares)		50,000
Redeemable Class A Common Stock | Banyan Acquisition Corporation
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued		32,203
Common stock, shares outstanding		32,203
Class B common stock | Banyan Acquisition Corporation
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued	345,000
Common stock, shares outstanding	345,000
Sponsor Earnout Shares | Banyan Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued	1,830,000
Target Earnout Shares | Legacy Pinstripes Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued	5,000,000
EBITDA Earnout Shares | Legacy Pinstripes Stockholders
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares issued	4,000,000